SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Share-based expense	$ 0	$ 0	$ 254,000	$ 351,000
Net operating loss carry forwards	258,000		258,000
Cash and cash equivalents	121,347		$ 95,815	$ 588
Depreciation expense	$ 7,090	$ 0